UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-24070

Crossmark ETF Trust

(Exact name of registrant as specified in charter)

9753 Katy Freeway

Suite 200

Houston, Texas 770024

(Address of principal executive offices)(Zip code)

John Marten

Vedder Price P.C.

222 North LaSalle Street

Chicago, Illinois 60601

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 260-9000

Date of fiscal year end:

October 31

Date of reporting period:

April 30, 2026

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1):

Crossmark Large Cap Growth ETF

CLCG|NYSE Arca, Inc.

Semi-annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about the Crossmark Large Cap Growth ETF (“Fund”) for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at www.crossmarkglobaletf.com/large-cap-growth-etf. You can also request this information by contacting us at 888-845-6910.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Crossmark Large Cap Growth ETF	$25	0.50%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Fund net assets	$27,027,268
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	16%

Crossmark ETFs | 1

Crossmark Large Cap Growth ETF

CLCG|NYSE Arca, Inc.

What did the Fund invest in as of April 30, 2026?

The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.

TOP TEN HOLDINGS

Table Summary
NVIDIA Corp.	14.8%
Apple, Inc.	12.8%
Alphabet, Inc., Class A	9.4%
Microsoft Corp.	7.7%
Broadcom, Inc.	7.0%
Visa, Inc., Class A	3.4%
Amazon.com, Inc.	3.2%
Mastercard, Inc., Class A	2.9%
KLA Corp.	2.6%
Arista Networks, Inc.	2.5%

SECTOR ALLOCATION

Table Summary
Value	Value
Other	0.1%
Materials	1.1%
Industrials	1.3%
Health Care	4.7%
Consumer Discretionary	8.2%
Communication Services	11.1%
Financials	14.5%
Information Technology	59.0%

GEOGRAPHICAL ALLOCATION

Table Summary
Value	Value
Puerto Rico	2.3%
United States	97.7%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information atwww.crossmarkglobaletf.com/large-cap-growth-etf. You can also request this information by contacting us at 888-845-6910.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

For additional information, please scan the QR code at left to navigate to additional hosted material at www.crossmarkglobaletf.com/large-cap-growth-etf.

Crossmark ETFs | 2

Crossmark Large Cap Value ETF

CLCV|NYSE Arca, Inc.

Semi-annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about the Crossmark Large Cap Value ETF (“Fund”) for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at www.crossmarkglobaletf.com/large-cap-value-etf. You can also request this information by contacting us at 888-845-6910.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Crossmark Large Cap Value ETF	$26	0.50%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Fund net assets	$14,914,975
Total number of portfolio holdings	52
Portfolio turnover rate as of the end of the reporting period	23%

Crossmark ETFs | 1

Crossmark Large Cap Value ETF

CLCV|NYSE Arca, Inc.

What did the Fund invest in as of April 30, 2026?

The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.

TOP TEN HOLDINGS

Table Summary
Cisco Systems, Inc.	3.5%
QUALCOMM, Inc.	3.2%
Exxon Mobil Corp.	3.1%
Bank of America Corp.	3.1%
Western Digital Corp.	3.0%
Verizon Communications, Inc.	2.6%
Citigroup, Inc.	2.6%
ConocoPhillips	2.5%
Flex Ltd.	2.4%
American Express Co.	2.4%

SECTOR ALLOCATION

Table Summary
Value	Value
Other	0.1%
Materials	2.1%
Real Estate	2.4%
Consumer Discretionary	4.2%
Energy	5.6%
Communication Services	11.2%
Health Care	12.0%
Industrials	16.3%
Information Technology	20.4%
Financials	25.7%

GEOGRAPHICAL ALLOCATION

Table Summary
Value	Value
Brazil	1.0%
Luxembourg	2.3%
United Kingdom	2.3%
Puerto Rico	2.4%
Ireland	3.0%
United States	89.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information atwww.crossmarkglobaletf.com/large-cap-value-etf. You can also request this information by contacting us at 888-845-6910.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

For additional information, please scan the QR code at left to navigate to additional hosted material at www.crossmarkglobaletf.com/large-cap-value-etf.

Crossmark ETFs | 2

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for the reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for the reporting period.

Item 6. Investments.

(a) The schedules of investments are included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) - (b) The Financial Statements and Financial Highlights are included herewith.

CROSSMARK
EXCHANGE-TRADED FUNDS

April 30, 2026

crossmarkglobaletf.com

Crossmark Exchange-Traded Funds

Semi-Annual Financial Statements and Additional Information

TABLE OF CONTENTS

Schedules of Investments	1
Financial Statements	5
Notes to Financial Statements	10
Additional Information	16

CROSSMARK ETF TRUST
SCHEDULES OF INVESTMENTS — April 30, 2026 (Unaudited)

CROSSMARK LARGE CAP GROWTH ETF

	Shares	Value
COMMON STOCKS – 99.9%

APPLICATION SOFTWARE – 6.4%
AppLovin Corp., Class A(a)	1,264	$564,186
Cadence Design Systems, Inc.(a)	1,106	364,527
Intuit, Inc.	882	342,657
Palantir Technologies, Inc., Class A(a)	3,432	477,425
		1,748,795
AUTOMOBILE MANUFACTURERS – 1.6%
Tesla, Inc.(a)	1,161	443,072

BIOTECHNOLOGY – 1.8%
Gilead Sciences, Inc.	3,646	477,043

BROADLINE RETAIL – 3.2%
Amazon.com, Inc.(a)	3,280	869,397

COMMUNICATIONS EQUIPMENT – 2.5%
Arista Networks, Inc.(a)	3,934	679,441

DIVERSIFIED BANKS – 2.2%
Citigroup, Inc.	4,725	604,706

FINANCIAL EXCHANGES & DATA – 1.8%
Moody’s Corp.	1,078	497,874

GOLD – 1.1%
Anglogold Ashanti PLC	3,030	284,002

HEALTH CARE DISTRIBUTORS – 2.0%
McKesson Corp.	647	527,434

HEALTH CARE SERVICES – 1.0%
Cigna Group (The)	961	279,247

HOTELS, RESORTS & CRUISE LINES – 3.4%
Airbnb, Inc., Class A(a)	3,535	496,173
Booking Holdings, Inc.	2,450	412,482
		908,655
INTERACTIVE MEDIA & SERVICES – 11.1%
Alphabet, Inc., Class A	6,618	2,546,606
Meta Platforms, Inc., Class A	750	458,933
		3,005,539

	Shares	Value
INVESTMENT BANKING & BROKERAGE – 1.8%
Charles Schwab Corp. (The)	5,391	$494,031

PASSENGER GROUND TRANSPORTATION – 1.4%
Uber Technologies, Inc.(a)	4,876	363,798

REGIONAL BANKS – 2.3%
Popular, Inc.	4,123	619,811

SEMICONDUCTOR MATERIALS & EQUIPMENT – 3.9%
KLA Corp.	403	705,391
Lam Research Corp.	1,314	338,828
		1,044,219
SEMICONDUCTORS – 24.0%
Broadcom, Inc.	4,534	1,892,627
NVIDIA Corp.	20,091	4,009,561
QUALCOMM, Inc.	3,234	580,762
		6,482,950
SYSTEMS SOFTWARE – 9.3%
Fortinet, Inc.(a)	5,096	429,644
Microsoft Corp.	5,096	2,078,047
		2,507,691
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 12.8%
Apple, Inc.	12,823	3,479,521

TRANSACTION & PAYMENT PROCESSING SERVICES – 6.3%
Mastercard, Inc., Class A	1,568	788,579
Visa, Inc., Class A	2,744	905,081
		1,693,660
TOTAL COMMON STOCKS
(COST – $25,453,163)		27,010,886

See notes to financial statements.

CROSSMARK ETF TRUST
SCHEDULES OF INVESTMENTS — April 30, 2026 (Unaudited)

CROSSMARK LARGE CAP GROWTH ETF

	Principal Amount	Value
SHORT-TERM INVESTMENTS – 0.1%
TIME DEPOSITS – 0.1%
Brown Brothers Harriman,
2.98%(b), 5/01/26	$25,287	$25,287

TOTAL SHORT-TERM INVESTMENTS
(COST – $25,287)		25,287

TOTAL INVESTMENTS
(COST – $25,478,450) – 100.0%		27,036,173

LIABILITIES IN EXCESS OF OTHER ASSETS – 0.0%(c)		(8,905)

NET ASSETS – 100.0%		$27,027,268

(a)	Represents non-income producing security.
(b)	Rate as of April 30, 2026.
(c)	Less than 0.05%

PLC - Public Limited Company

See notes to financial statements.

CROSSMARK ETF TRUST
SCHEDULES OF INVESTMENTS — April 30, 2026 (Unaudited)

CROSSMARK LARGE CAP VALUE ETF

	Shares	Value
COMMON STOCKS – 99.8%

AEROSPACE & DEFENSE – 3.0%
General Dynamics Corp.	514	$176,970
Lockheed Martin Corp.	532	275,560
		452,530
APPAREL RETAIL – 2.2%
TJX Cos, Inc. (The)	2,074	325,100

APPLICATION SOFTWARE – 2.0%
Salesforce, Inc.	1,715	302,749

ASSET MANAGEMENT & CUSTODY BANKS – 2.0%
Bank of New York
Mellon Corp. (The)	2,229	299,511

BIOTECHNOLOGY – 3.3%
Amgen, Inc.	533	184,551
Gilead Sciences, Inc.	2,344	306,689
		491,240
BUILDING PRODUCTS – 2.4%
Johnson Controls
International PLC	2,406	351,348

CABLE & SATELLITE – 0.1%
Versant Media Group, Inc.	474	19,050

COMMUNICATIONS EQUIPMENT – 3.5%
Cisco Systems, Inc.	5,768	527,772

CONSUMER FINANCE – 2.4%
American Express Co.	1,103	356,324

DATA PROCESSING & OUTSOURCED SERVICES – 2.0%
Genpact Ltd.	8,455	293,811

DIVERSIFIED BANKS – 9.5%
Bank of America Corp.	8,521	455,532
Citigroup, Inc.	3,016	385,988
JPMorgan Chase & Co.	795	249,018
Wells Fargo & Co.	4,018	330,400
		1,420,938

	Shares	Value
ELECTRICAL COMPONENTS & EQUIPMENT – 3.5%
Emerson Electric Co.	1,269	$178,218
nVent Electric PLC	2,440	348,676
		526,894
ELECTRONIC MANUFACTURING SERVICES – 2.4%
Flex Ltd.(a)	3,965	362,996

ENVIRONMENTAL & FACILITIES SERVICES – 1.0%
Republic Services, Inc., Class A	687	143,734

FINANCIAL EXCHANGES & DATA – 1.2%
CME Group, Inc., Class A	641	184,493

GOLD – 2.1%
Newmont Corp.	2,818	313,052

HEALTH CARE DISTRIBUTORS – 1.6%
McKesson Corp.	300	244,560

HEALTH CARE EQUIPMENT – 1.3%
Medtronic PLC	2,330	188,660

HEALTH CARE SERVICES – 4.3%
Cigna Group (The)	1,007	292,614
CVS Health Corp.	4,227	352,067
		644,681
HOTELS, RESORTS & CRUISE LINES – 2.0%
Booking Holdings, Inc.	1,793	301,869

HUMAN RESOURCE & EMPLOYMENT SERVICES – 1.3%
Automatic Data Processing, Inc.	901	190,958

INDUSTRIAL CONGLOMERATES – 2.2%
Honeywell International, Inc.	1,548	331,783

INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS – 0.9%
Parker-Hannifin Corp.	154	140,051

See notes to financial statements.

CROSSMARK ETF TRUST
SCHEDULES OF INVESTMENTS — April 30, 2026 (Unaudited)

CROSSMARK LARGE CAP VALUE ETF

	Shares	Value

INDUSTRIAL REITS – 2.4%
Prologis, Inc.	2,471	$350,931

INSURANCE BROKERS – 1.0%
Marsh & McLennan Cos, Inc.	886	148,591

INTEGRATED OIL & GAS – 3.1%
Exxon Mobil Corp.	2,960	456,817

INTEGRATED TELECOMMUNICATION SERVICES – 7.0%
AT&T, Inc.	12,914	337,443
Comcast Corp., Class A	11,840	320,154
Verizon Communications, Inc.	8,150	391,444
		1,049,041
INTERACTIVE MEDIA & SERVICES – 1.8%
Alphabet, Inc., Class A	689	265,127

INVESTMENT BANKING & BROKERAGE – 5.0%
Charles Schwab Corp. (The)	3,492	320,007
Goldman Sachs Group, Inc. (The)	297	274,359
XP, Inc., Class A	7,911	151,575
		745,941
IT CONSULTING & OTHER SERVICES – 3.9%
Accenture PLC, Class A	1,444	258,057
International Business Machines Corp.	1,375	317,598
		575,655
MANAGED HEALTH CARE – 1.4%
Elevance Health, Inc.	571	214,936

MULTI-SECTOR HOLDINGS – 1.0%
Berkshire Hathaway, Inc., Class B(a)	318	150,605

OIL & GAS EXPLORATION
& PRODUCTION – 2.5%
ConocoPhillips	3,003	377,717

PROPERTY & CASUALTY INSURANCE – 1.2%
Progressive Corp. (The)	862	173,503

REGIONAL BANKS – 2.4%
Popular, Inc.	2,329	350,119

	Shares	Value

SEMICONDUCTORS – 3.2%
QUALCOMM, Inc.	2,627	$471,757

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 5.4%
Dell Technologies, Inc., Class C	1,702	355,633
Western Digital Corp.	1,022	444,079
		799,712
WIRELESS
TELECOMMUNICATION
SERVICES – 2.3%
Millicom International
Cellular SA	4,008	340,199

TOTAL COMMON STOCKS
(COST – $13,818,629)		14,884,755

	Principal Amount	Value
SHORT-TERM INVESTMENTS – 0.1%
TIME DEPOSITS – 0.1%
JPMorgan Chase, New York, 2.98%(b), 5/01/26	$16,397	$16,397

TOTAL SHORT-TERM INVESTMENTS
(COST – $16,397)		16,397

TOTAL INVESTMENTS
(COST – $13,835,026) – 99.9%		14,901,152

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		13,823

NET ASSETS – 100.0%		$14,914,975

(a)	Represents non-income producing security.

(b)	Rate as of April 30, 2026.

PLC - Public Limited Company

SA - Societe Anonyme

See notes to financial statements.

CROSSMARK ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES — April 30, 2026 (Unaudited)

	Crossmark Large Cap Growth ETF	Crossmark Large Cap Value ETF
Assets:
Investments, at value (cost $25,478,450 and $13,835,026, respectively)	$27,036,173	$14,901,152
Cash	66	51
Interest and dividend receivable	1,308	19,074
Reclaims receivable	—	577
Total assets	27,037,547	14,920,854

Liabilities:
Investment advisory fees payable	10,279	5,879
Total liabilities	10,279	5,879

Net Assets	$27,027,268	$14,914,975

Composition of Net Assets
Capital (par value and paid-in surplus)	25,700,381	13,706,653
Distributable earnings	1,326,887	1,208,322
Net Assets	$27,027,268	$14,914,975

Net Assets	27,027,268	14,914,975
Shares issued and outstanding, unlimited shares authorized	980,000	530,000
Net Asset Value at the end of period	$27.58	$28.14
Market Value at the end of period	$27.59	$28.20

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

CROSSMARK ETF TRUST

STATEMENTS OF OPERATIONS — For the Six Months Ended April 30, 2026 (Unaudited)

	Crossmark Large Cap Growth ETF	Crossmark Large Cap Value ETF
Investment Income:
Dividends (net of foreign withholding tax of $814 and $2,113, respectively)	$69,782	$150,081
Interest	333	308
Total investment income	70,115	150,389

Expenses:
Unitary advisory fees	56,468	31,295
Total expenses	56,468	31,295
Net investment income	$13,647	$119,094

Realized and Unrealized Gain/(Loss):
Net realized gains/(losses) on:
Investments in securities	(196,687)	(41,839)
In-kind redemptions	—	107,392
Net realized gains/(losses)	(196,687)	65,553
Change in unrealized appreciation on investments transactions	402,608	1,082,636
Net realized and unrealized gains from investment transactions	205,921	1,148,189
Change in net assets resulting from operations	$219,568	$1,267,283

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

CROSSMARK ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Crossmark Large Cap Growth ETF		Crossmark Large Cap Value ETF
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Period July 22, 2025 to October 31, 2025	For the Six Months Ended April 30, 2026 (Unaudited)	For the Period July 22, 2025 to October 31, 2025
Operations:
Net investment income	$13,647	$836	$119,094	$21,139
Net realized gain/(loss) from investment transactions	(196,687)	27,645	65,553	(6,910)
Net change in unrealized appreciation/(depreciation) on investments	402,608	1,155,114	1,082,636	(16,510)
Change in net assets resulting from operations	219,568	1,183,595	1,267,283	(2,281)

Distributions to shareholders:
Distributable earnings	(15,023)	—	(47,836)	—

Capital Transactions:
Proceeds from shares issued	6,878,768	19,186,862	5,575,379	9,693,846
Value of shares redeemed	—	(526,502)	(1,060,005)	(511,411)
Change in net assets from capital transactions	6,878,768	18,660,360	4,515,374	9,182,435
Change in net assets	7,083,313	19,843,955	5,734,821	9,180,154

Net Assets:
Beginning of period	19,943,955	100,000	9,180,154	—
End of period	$27,027,268	$19,943,955	$14,914,975	$9,180,154

Share Transactions:
Shares outstanding, beginning of period	720,000	4,000	360,005	—
Issued	260,000	736,000	210,000	380,005
Redeemed	—	(20,000)	(40,000)	(20,000)
Change in Shares	980,000	720,000	530,005	360,005

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

CROSSMARK ETF TRUST

FINANCIAL HIGHLIGHTS

		Investment Operations:
	Net Assets Value, Beginning of Period	Net Investment Income/ (Loss)(a)	Net Realized and Unrealized Gain/ (Loss) from Investments(b)	Total From Investments Operations
Crossmark Large Cap Growth ETF
Six months ended April 30, 2026 (Unaudited)	$27.70	$0.02	$(0.12)	$(0.10)
Period July 22, 2025 to October 31, 2025	24.87	—	2.83	2.83
Crossmark Large Cap Value ETF
Six months ended April 30, 2026 (Unaudited)	25.50	0.25	2.50	2.75
Period July 22, 2025 to October 31, 2025	25.19	0.13	0.18	0.31

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Calculated based on average shares outstanding.
(b)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c)

Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(d)

Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(e)	Annualized for periods less than one year.
(f)	Does not include in-kind transactions, if any, from processing creations or redemptions. Portfolio turnover rate calculated for a period of less than one year is not annualized.

See notes to financial statements.

CROSSMARK ETF TRUST

FINANCIAL HIGHLIGHTS

Distributions:							Supplemental data and ratios:
Net Investment Income	Total Distributions	Net Asset Value, End of Period	Market Value, End of Period	Net Asset Value, Total Return(c)	Market Price, Total Return(d)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets(e)	Ratio of Net Investment Income/ (Loss) to Average Net Assets(e)	Portfolio Turnover Rate(f)

$(0.02)	$(0.02)	$27.58	$27.59	(0.37)%	(0.46)%	$27,027	0.50%	0.12%	16%
—	—	27.70	27.74	11.39	11.56	19,944	0.50	0.03	6

(0.11)	(0.11)	28.14	28.20	10.80	10.91	14,915	0.50	1.90	23
—	—	25.50	25.53	1.24	1.36	9,180	0.50	1.82	12

See notes to financial statements.

CROSSMARK ETF TRUST
NOTES TO FINANCIAL STATEMENTS — April 30, 2026 (Unaudited)

Note 1 – Organization:

Crossmark ETF Trust (the “Trust”), a Delaware statutory trust organized on March 27, 2025, is authorized to issue multiple series or portfolios. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-

diversified open-end management investment company. The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended. As of April 30, 2026, the Trust is composed of two separate series (each a “Fund” and collectively the “Funds”). The accompanying financial statements are presented for the following two Funds:

Crossmark Large Cap Growth ETF (NYSE Arca, Inc. ticker “CLCG”)
Crossmark Large Cap Value ETF (NYSE Arca, Inc. ticker “CLCV”)

The Funds commenced operations on July 22, 2025. Each Fund is an actively-managed exchange-traded fund (“ETF”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at Net Asset Value (“NAV”), only in large blocks of shares known as “Creation Units.”

Note 2 — Investment Objectives and Strategies:

Crossmark Large Cap Growth ETF seeks to achieve long-term capital appreciation. The Fund’s principal investment strategy is to invest in a portfolio of large-cap growth securities, subject to the limitations of the Fund’s values-based screening policies (see the Fund’s prospectus). Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large-cap growth companies. Substantially all of the equity securities in which the Fund invests will be included in the Russell 1000 Growth Index at the time of purchase.

Crossmark Large Cap Value ETF seeks to achieve long-term capital appreciation. The Fund’s principal investment strategy is to invest in a portfolio of large-cap value securities, subject to the limitations of the Fund’s values-based screening policies (see the Fund’s prospectus). Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large-cap value companies. Substantially all of the equity securities in which the Fund invests will be included in the Russell 1000 Value Index at the time of purchase.

In pursuing their investment objectives, the Funds apply a comprehensive set of values-based screens to all of their portfolio investments.

Note 3 — Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. The Trust follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services — Investment Companies.

Portfolio Valuation: The Funds’ investments are recorded at fair value. The Funds’ Board of Trustees (the “Board”) has designated the Funds’ investment adviser, Crossmark Global Investments, Inc. (“Crossmark Global Investments” or the “Adviser”), to serve as the valuation designee to perform fair value determinations for applicable Fund investments and has approved the Adviser’s valuation procedures for the Funds. Fund investments are valued using various methodologies, including the following:

Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as the “valuation designee” with respect to the fair valuation of each Fund’s portfolio securities. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Adviser that prices received were not reflective of their market values.

Equity securities listed on a domestic exchange are valued at the official closing price or last trade price, or the last bid price if there was no trade that day. Equity securities traded on The NASDAQ Stock Market LLC (“NASDAQ”) use the official closing price, if available, and otherwise, use the last trade price, or the last bid price if there was no trade on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last trade price. These prices will be obtained by the Funds’ accounting agent from an approved pricing source. If no such price can be obtained by the Funds’ accounting agent, the security will be valued at the last trade price unless Crossmark Global Investments determines an alternative pricing methodology is appropriate. Domestic fixed income securities are priced at an evaluated bid price provided by an approved pricing source. The Funds place excess cash balances into overnight time deposits with one or more eligible deposit institutions. These are classified as short-term investments in the Funds’ Schedule of Investments. Time deposits are valued at acquisition cost which approximates fair value.

If portfolio investments held by the Funds cannot be valued as set forth above or if a market quotation for a portfolio investment is not readily available, or cannot be determined, or if any market quotation is deemed to be unreliable or inaccurate by Crossmark Global Investments, the portfolio investment will be priced at its fair value as determined by Crossmark Global Investments. It cannot be assured that any such fair value determination represents the price at which the particular portfolio investments could be sold during the period in which such fair value prices are used to determine the value of a Fund’s assets.

Accounting principles generally accepted in the United States of America (“GAAP”), establish a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Pursuant to the Adviser’s valuation procedures, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy. Time Deposits are generally categorized as Level 1 securities in the fair value hierarchy. Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy.

The following table presents a summary of inputs used to value the Funds’ investments as of April 30, 2026:

	Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Crossmark Large Cap Growth ETF
Assets:
Common Stocks*	$27,010,886	$—	$—	$27,010,886
Short-Term Investments:
Time Deposits	25,287	—	—	25,287
Total Assets	$27,036,173	$—	$—	$27,036,173

Crossmark Large Cap Value ETF
Assets:
Common Stocks*	$14,884,755	$—	$—	$14,884,755
Short-Term Investments:
Time Deposits	16,397	—	—	16,397
Total Assets	$14,901,152	$—	$—	$14,901,152

*	Please refer to the Schedules of Investments to view common stocks segregated by industry type.

Accounting Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions, including estimates and assumptions related to taxation, that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

Allocation of Expenses: Expenses directly attributable to a Fund are charged directly to that Fund, while expenses that are attributable to more than one Fund are allocated among the respective Funds and based upon relative net assets or other reasonable method.

Federal Income Taxes: The Funds intend to qualify as regulated investment companies under Sub-Chapter M of the Internal Revenue Code and accordingly, will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains. As of and during the period ended October 31, 2025, the Funds did not have a liability for any unrecognized tax benefits.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Further, management of the Funds is not aware of any tax positions for which it is reasonably possible that the total amounts of any unrecognized tax benefits will significantly change over the next fiscal year.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any. The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

Organizational and Offering Costs: The Adviser paid all organizational and offering expenses for the Funds and these expenses are not subject to recoupment.

Securities Transactions and Investment Income: Portfolio security transactions are recorded on the trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign source investments securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

Dividends and Distributions to Shareholders: Generally, each Fund declares and pays dividends from net investment income and distributes net realized taxable capital gains, if any, annually in cash, and such dividends and distributions are recorded on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve a Fund’s status as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), for a taxable year or to avoid imposition of income or excise taxes on undistributed income or gains in a taxable year.

Note 4 — Investment Advisory and Other Agreements:

Investment Adviser: Crossmark Global Investments, a wholly-owned subsidiary of Crossmark Global Holdings, Inc. formed in 1982 and located at 9753 Katy Freeway, Suite 200, Houston, TX 77024, acts as the investment adviser for each of the Funds. Crossmark Global Investments provides investment management services to investment companies, pension and profit-sharing plans and accounts, corporations and individuals.

Crossmark Global Investments provides investment advisory and values-based screening services to the Funds pursuant to an investment advisory agreement.

As compensation for Crossmark Global Investments’ services as investment adviser, each Fund pays Crossmark Global Investments a unitary advisory fee, as a percentage of each Fund’s average daily net assets, equal to the rate set forth in the table below.

Fund	Unitary Advisory Fee
Crossmark Large Cap Growth ETF	0.50%
Crossmark Large Cap Value ETF	0.50%

Crossmark Global Investments pays all of the ordinary operating expenses of each Fund (including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any), but excluding the fee payment under the investment advisory agreement, interest, taxes, acquired fund fees and expenses (if any), brokerage commissions and other expenses connected with the execution of portfolio transactions (such as dividend and distribution expenses from securities sold short and/or other investment-related costs), distribution and service fees payable pursuant to a Rule 12b-1 plan (if any), litigation expenses and extraordinary expenses.

Pursuant to an Administration Agreement, Crossmark Global Investments provides administration and compliance services to the Funds. For its administration and compliance services under the Administration Agreement, pursuant to the terms of the Administration Agreement, the Funds do not directly pay Crossmark Global Investments for these services, as Crossmark Global Investments will receive payment under the unitary advisory fee it receives from the Funds.

Other Service Providers: Brown Brothers Harriman & Co. (“BBH”), which has its principal office at 50 Post Office Square, Boston, Massachusetts 02110, is each Fund’s sub-administrator, fund accounting agent, transfer agent and custodian. BBH is primarily in the business of providing custody, administrative, fund accounting and transfer agent services to retail and institutional mutual funds and exchange-traded funds.

PINE Distributors, LLC (the “Distributor”), 501 S. Cherry Street, Suite 610, Denver, CO 80246, is the distributor for the shares of the Trust. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Certain officers and Trustees of the Trust are also officers or employees of the Adviser or an affiliate of the Adviser.

Note 5 — Purchases and Sales of Fund Shares:

Each Fund will offer, issue and redeem Shares at the Fund’s NAV only aggregated into blocks of 10,000 Shares or multiples thereof (each a “Creation Unit”). The Funds may issue and redeem Creation Units of its Shares only in Creation Units to certain authorized participants that have entered into agreements with the Distributor (“Authorized Participants”) in exchange for a designated basket of portfolio investments (including any portion of such investments for which cash may be substituted) (“Deposit Instruments”), together with the deposit of a specified cash payment (“Cash Component”). Shares will be redeemable to a Fund in Creation Units by Authorized Participants, and, generally, in exchange for securities in-kind and/or a cash amount. Creation Units typically are large blocks of a specified number of shares or multiples thereof. In the event of liquidation of a Fund, the Trust may lower the number of shares in a Creation Unit.

Shares may be issued in advance of receipt of Deposit Instruments, subject to various conditions, including a requirement that the Authorized Participant maintain with the Trust a cash deposit marked to the market value of the omitted Deposit Instruments. The Trust may use such cash deposit at any time to purchase Deposit Instruments. Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of Shares and fees will be limited in accordance with the requirements of Securities and Exchange Commission (“SEC”) rules and regulations applicable to management investment companies offering redeemable securities.

Shares of each Fund are listed and traded on NYSE Arca, Inc. (the “Exchange” or “NYSE Arca”), a national securities exchange. Shares of each Fund are traded on the Exchange at market prices that may be at, above or below the Fund’s NAV.

Note 6 — Purchases and Sales of Securities:

Purchases and sales of portfolio securities (excluding in-kind subscriptions, redemptions and short-term securities) for the period ended April 30, 2026, were as follows:

Fund	Purchases	Sales
Crossmark Large Cap Growth ETF	$3,745,093	$3,753,778
Crossmark Large Cap Value ETF	3,323,634	2,847,857

For the period ended April 30, 2026, the costs of in-kind subscriptions (purchases) and the proceeds from in-kind redemptions (sales) were as follows:

Fund	Purchases	Sales
Crossmark Large Cap Growth ETF	$6,874,423	$—
Crossmark Large Cap Value ETF	4,728,076	625,770

Note 7 — Federal Income Tax Information:

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at a Fund’s fiscal year-end.

As of April 30, 2026, the cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) on investments for federal income tax purposes, were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Crossmark Large Cap Growth ETF	$25,478,450	$2,863,637	$(1,305,914)	$1,557,723
Crossmark Large Cap Value ETF	13,835,026	1,688,378	(622,252)	1,066,126

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily attributable to tax deferral of losses on wash sale adjustments.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards (“CLCFs”) and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. To the extent that these CLCFs are used to offset future capital gains, it is anticipated that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

As of the end of the fiscal period ended October 31, 2025, the Funds had CLCFs as summarized in the table below. CLCFs not subject to expiration:

Fund	Short-Term Amount	Long-Term Amount	Total
Crossmark Large Cap Growth ETF	$33,461	$—	$33,461
Crossmark Large Cap Value ETF	15,152	—	15,152

Note 8 — Commitments and Contingencies: Under the Funds’ organizational documents, the Funds’ current and former officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with service providers and other third parties that may provide for certain indemnifications. The Funds’ maximum exposure under these indemnification provisions is unknown and may include future claims that may be made against the Funds. The Funds expect the risk of loss to be remote.

Note 9 — Segment Reporting: The President of the Funds acts as the Funds’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment since the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio manager(s). The Funds do not allocate operating expenses or assets to multiple segments. There were no intra-entity sales or transfers during the reporting period. The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level items and are not allocated to specific segments or business lines. Accordingly, no additional segment disclosures are required. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ Financial Statements.

ADDITIONAL INFORMATION (UNAUDITED)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Directors, Officers and Others of Open-End Management Investment Companies

Independent Trustees of each Fund are compensated through the unitary advisory fee paid by each Fund to the Adviser and not directly by each Fund. The unitary advisory fees paid are disclosed within the financial statements.

Statement Regarding Basis for Approval of Investment Advisory Contact

Not applicable.

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Visit us online at:
crossmarkglobaletf.com

Crossmark Exchange-Traded Funds
Semi-Annual Financial Statements and Additional Information

Crossmark Large Cap Growth ETF
NYSE Arca, Inc. CLCG
www.crossmarkglobaletf.com/large-cap-growth-etf

Crossmark Large Cap Value ETF
NYSE Arca, Inc. CLCV
www.crossmarkglobaletf.com/large-cap-value-etf

Distributed by:
PINE Distributors LLC
501 S. Cherry Street, Suite 610
Denver, Colorado 80246
info@crossmarkglobal.com

PINE Distributors LLC is the distributor for the Crossmark ETFs. Crossmark Global Investments, Inc. serves as the investment advisor of the Crossmark ETF's. PINE Distributors LLC is not affiliated with Crossmark Global Investments.

For more complete information about the Crossmark Exchange-Traded Funds, including charges and expenses, contact the Funds toll-free at 888-845-6910 to receive a prospectus. Please read it carefully before you invest or send money.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Shareholders may submit suggestions for Independent Board Member candidates by sending a resume of the candidate to the Secretary of the Company for the attention of the Chair of the Nominating and Corporate Governance Committee.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-2(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits

(a)(1) Not applicable for the reporting period.

(a)(2) Not applicable

(a)(3) Certifications for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Bob Doll
Robert C. Doll
President (Principal Executive Officer)
Crossmark ETF Trust

Date:	July 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bob Doll
Robert C. Doll
President (Principal Executive Officer)
Crossmark ETF Trust

Date:	July 7, 2026

By:	/s/ Sheri Steward Morris
Sheri Steward Morris
Treasurer (Principal Financial Officer)
Crossmark ETF Trust

Date:	July 7, 2026